Other Noncurrent Assets (Details) - TEMPO AUTOMATION INC - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred transaction costs	$ 6,125,000	$ 1,926,000	$ 0
Advance rent and prepaids	83,000	749,000
Noncurrent prepaid expenses		749,000	7,000
Deposits		250,000	250,000
Total other noncurrent assets	$ 6,208,000	$ 2,925,000	$ 257,000